Segment reporting - Segment as Adjusted EBITDA (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of operating segments [line items]
Profit for the period	€ 28.9	€ 32.7
Taxation	6.4	7.0
Net financing costs	21.4	34.1
Depreciation & amortization	24.3	24.0
Exceptional items	€ 9.9	€ 17.1
Key management personnel of entity or parent
Disclosure of operating segments [line items]
Dilutive effect of restricted share awards on number of ordinary shares (in shares)	18,000	20,000
Material reconciling items
Disclosure of operating segments [line items]
Exceptional items	€ 9.9	€ 17.1
Other add-backs	1.7	5.2
Adjusted EBITDA	€ 92.6	€ 120.1